Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Equity

8. Equity

As of September 30, 2020, the Company’s amended and restated certificate of incorporation authorized the Company to issue 200,000,000 shares of common stock, par value $0.0001 per share, and 10,000,000 shares of preferred stock, par value $0.0001 per share, all of which preferred stock is undesignated.

9. Common stock

As of December 31, 2018 and 2019, the Company had authorized 68,000,000 shares of common stock. The voting, dividend and liquidation rights of the holders of the Company’s common stock is subject to and qualified by the rights, powers and preferences of the holders of the Series A Preferred Stock as set forth above.

As of December 31, 2018 and 2019, the Company had reserved an aggregate of 5,737,103 and 11,290,676 shares of common stock, respectively, for the conversion of outstanding shares of Series A Preferred Stock, the exercise of outstanding stock options, the vesting of restricted shares of common stock and the potential issuance of shares available for grant under the Company’s 2018 Stock Incentive Plan (see Note 10).